Revenue - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment									3
Revenue	$ 88,587	$ 115,023	$ 67,479	$ 32,833	$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 303,922	$ 163,440	$ 511,529
Customer Loyalty Programs and Advance Received from GDS Provider [Member]
Revenue [Line Items]
Revenue									1,748	2,868
Refund paid to customers									30
Deferred income reclassified as contract liabilities	1,338				2,298				1,338	2,298	4,504
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	$ 51,900				$ 31,878				51,900	31,878	$ 30,408
Revenue									20,506	15,115
Refund paid to customers									$ 8,228	$ 6,329